Significant Accounting Policies - Net (Loss) Income Per Common Stock (Details) - USD ($)	3 Months Ended		6 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Common stock, redeemable shares
Significant Accounting Policies
Allocation of net (loss) income	$ (647,566)	$ 140,679		$ (239,923)	$ (964,134)	$ (101,639)	$ 28,166
Basic weighted average shares outstanding	8,175,512	11,500,000		3,568,966	8,175,512	11,500,000	11,500,000
Diluted weighted average shares outstanding	8,175,512	11,500,000		3,568,966	8,175,512	11,500,000	11,500,000
Basic net (loss) income per share	$ (0.08)	$ 0.01		$ (0.07)	$ (0.12)	$ (0.01)	$ 0.00
Diluted net (loss) income per share	$ (0.08)	$ 0.01		$ (0.07)	$ (0.12)	$ (0.01)	$ 0.00
Common stock, non-redeemable shares
Significant Accounting Policies
Allocation of net (loss) income	$ (281,188)	$ 43,427		$ (174,031)	$ (418,650)	$ (31,375)	$ 8,695
Basic weighted average shares outstanding	3,550,000	3,550,000		2,588,793	3,550,000	3,550,000	3,550,000
Diluted weighted average shares outstanding	3,550,000	3,550,000	3,550,000	2,588,793	3,550,000	3,550,000	3,550,000
Basic net (loss) income per share	$ (0.08)	$ 0.01		$ (0.07)	$ (0.12)	$ (0.01)	$ 0.00
Diluted net (loss) income per share	$ (0.08)	$ 0.01	$ (0.01)	$ (0.07)	$ (0.12)	$ (0.01)	$ 0.00